Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 29, 2018
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2018
Prospectus Date	rr_ProspectusDate	Aug. 30, 2018